Redeemable Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	23 Months Ended
	Aug. 05, 2021	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Class of Stock [Line Items]
Stock repurchased during period (in shares)			785,025
Increase to redeemable common stock				$ 18,900
Decrease to additional paid In capital				18,900
Affiliated entity
Class of Stock [Line Items]
Aggregate net proceeds						$ 252,103
Class N Common Stock
Class of Stock [Line Items]
Stock repurchased during period (in shares)			785,025
Class N Common Stock | Affiliated entity
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)						8,381,554
Class N Common Stock | Private Offering | Affiliated entity
Class of Stock [Line Items]
Sale of stock, purchase commitment received			$ 192,500	192,500	$ 192,500	$ 192,500
Massachusetts Mutual Life Insurance Company | Redeemable common stock | Affiliated entity
Class of Stock [Line Items]
Stock redemption terms, term					3 years
Share of entity's stock, minimum net asset value			20,000	20,000	$ 20,000	20,000
Massachusetts Mutual Life Insurance Company | Redeemable common stock | Private Offering | Affiliated entity
Class of Stock [Line Items]
Sale of stock, purchase commitment received			$ 400,000	$ 400,000	$ 400,000	$ 400,000
Sale of stock, price per share (in USD per share)			$ 25.00	$ 25.00	$ 25.00	$ 25.00
Massachusetts Mutual Life Insurance Company | Redeemable common stock | Subscription Agreement | Affiliated entity
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)					255,846
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Affiliated entity
Class of Stock [Line Items]
Stock repurchased during period (in shares)	785,025
Stock repurchased during period	$ 22,000
Days prior to month of repurchase		5 days
Percent of monthly net proceeds towards repurchase		100.00%
Maximum repurchase amount		$ 70,000
Minimum repurchase amount		$ 50,000
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Affiliated entity | Minimum
Class of Stock [Line Items]
Discretionary percent of net proceeds from other investors, towards repurchase		50.00%
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Affiliated entity | Maximum
Class of Stock [Line Items]
Discretionary percent of net proceeds from other investors, towards repurchase		100.00%
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Private Offering | Affiliated entity
Class of Stock [Line Items]
Capital commitment		$ 200,000
Shares repurchase maximum		$ 200,000
Percent of net proceeds from other investors in prior month		15.00%
Percent of NAV, towards repurchase		1.50%
Lock-up period, aggregate NAV		$ 1,500,000
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Initial Subscription Agreement | Affiliated entity
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)					7,387,008
Aggregate net proceeds					$ 200,000
Massachusetts Mutual Life Insurance Company | Class N Common Stock | Subscription Agreement | Affiliated entity
Class of Stock [Line Items]
Aggregate net proceeds					$ 7,500